Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 28, 2012
U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, current income and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. Under normal circumstances, the Fund invests at least 80% of its net assets in (1) obligations issued or guaranteed by the U.S. government and its agencies and U.S. government-sponsored enterprises (“U.S. government obligations”); (2) repurchase agreements that are fully collateralized by such obligations; and (3) money market funds that under normal circumstances invest at least 80% of their assets in U.S. government obligations and repurchase agreements that are fully collateralized by such obligations. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The dollar-weighted average maturity and the dollar-weighted average life maturity of the Fund will not exceed 60 and 120 days, respectively.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of investing in the Fund are:
  The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.
  Securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association
  (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are not backed by the full faith and credit of the U.S. government and are not insured or guaranteed by the U.S. government.
  The value of your investment could be eroded over time by the effects of inflation.
  Security selection by Rafferty may cause the Fund to underperform other funds with similar investment objectives.
  If a portfolio security declines in credit quality or goes into default, it also could affect the Fund’s yield.
Additional risks of investing in the Fund are:

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Risks of Investing in Other Investment Companies

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

U.S. Government Securities Risk

		A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

		The inception date of the Fund is October 20, 1997.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxionfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 1.04% for the quarter ended September 30, 2007 and its lowest calendar quarter return was 0.00% for the quarter ended September 30, 2011. The year-to-date return as of September 30, 2012 was 0.06%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
U.S. Government Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
2002	rr_AnnualReturn2002	0.73%
2003	rr_AnnualReturn2003	0.16%
2004	rr_AnnualReturn2004	0.37%
2005	rr_AnnualReturn2005	2.25%
2006	rr_AnnualReturn2006	3.85%
2007	rr_AnnualReturn2007	4.03%
2008	rr_AnnualReturn2008	1.14%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.27%

[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through March 1, 2014 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	The Adviser has voluntarily agreed to waive its investment advisory fees and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. The Adviser may withdraw this expense limitation at any time. The Adviser may recoup any such waived fees and/or reimbursed expenses within three years provided that such recoupment does not cause the Fund's seven-day yield to fall below 1%.